Share-based Compensation - Future Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2025	$ 4,578	$ 4,322
2026	1,398	2,823
2027	392	1,263
2028	14	355
2028	0
Total	6,382	13,180
Six months ending 2024		4,417
BMP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2025	2,075	662
2026	662	242
2027	242	14
2028	14	0
2028	0
Total	$ 2,993	1,749
Weighted-average period to be recognized	1 year 7 months 9 days
Six months ending 2024		831
RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2025	$ 2,503	3,469
2026	736	2,521
2027	150	1,249
2028	0	355
2028	0
Total	$ 3,389	10,566
Weighted-average period to be recognized	1 year 5 months 15 days
Six months ending 2024		2,972
Preferred
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2025		0
2026		0
2027		0
2028		0
Total		286
Six months ending 2024		286
Commissions
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
2025		191
2026		60
2027		0
2028		0
Total		579
Six months ending 2024		$ 328